UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22553
Investment Company Act file number:

Miller/Howard High Income Equity Fund
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2016
Common Stock - 106.7%	Shares	Fair Value

Advertising Agencies - 2.5%
Lamar Advertising Company	71,968	$4,038,125

Business Credit Institutions - 7.2%
Ares Capital Corporation(1)	343,373	4,772,885
Golub Capital BDC, Inc.	131,803	2,048,219
Hercules Technology Growth Capital, Inc.	308,552	3,387,901
Triangle Capital Corporation	76,163	1,365,603
		11,574,608

Computer Storage Devices - 4.5%
Seagate Technology plc (Ireland)	247,049	7,176,773

Crude Petroleum & Natrual Gas - 3.9%
Royal Dutch Shell plc ADR(1)	141,759	6,255,825

Deep Sea Foreign Transportation of Freight - 1.2%
Seaspan Corporation (Marshall Islands)	120,306	1,934,520

Electric Services - 15.0%
CenterPoint Energy, Inc.	202,529	3,619,193
Covanta Holding Corporation(1)	389,604	5,509,001
FirstEnergy Corp.(1)	128,494	4,248,012
PPL Corporation	134,851	4,727,876
Pattern Energy Group Inc.(1)	309,451	5,864,096
		23,968,178

Facilities Support Management Services - 3.2%
The Geo Group, Inc.(1)	176,645	5,225,159

Investing - 6.1%
The Blackstone Group L.P.(1)	226,797	5,957,957
Main Street Capital Corporation	131,648	3,803,311
		9,761,268

Leather & Leather Products - 3.6%
Coach, Inc.(1)	154,984	5,742,157

Motion Picture Theaters - 2.4%
Regal Entertainment Group(2)	219,548	3,787,203

Motor Vehicles and Passenger Car Bodies - 1.1%
Ford Motor Company	148,617	1,774,487

National Commercial Banks - 2.4%
PacWest Bancorp	104,672	3,842,509

Natural Gas Transmission - 2.6%
Williams Companies, Inc.(1)	214,611	4,141,992

Petroleum & Petroleum Products - 2.9%
Macquarie Infrastructure Company LLC(1)	68,717	4,608,162

Petroleum Refining - 3.3%
Total S.A. ADR(1)	119,873	5,312,771

Pharmaceutical Preparations - 5.2%
GlaxoSmithKline plc ADR(2)	109,529	4,522,452
Novartis AG ADR	49,377	3,849,925
		8,372,377

Real Estate Investment Trusts - 21.6%
Boston Properties, Inc.	31,470	3,657,129
Corrections Corporation of America(1)	193,374	5,571,105
Digital Realty Trust, Inc.(1)	88,144	7,058,572
DuPont Fabros Technology, Inc.(1)	213,225	7,072,673
HCP, Inc.(1)	104,787	3,766,045
LaSalle Hotel Properties	115,103	2,550,682
Omega Healthcare Investors, Inc.	153,696	4,873,700
		34,549,906
Security and Commodity Exchanges - 3.9%
CME Group Inc.	68,899	6,190,575

Telephone Communications (No Radiotelephone) - 11.6%
AT&T Inc.(1)	240,572	8,675,026
BCE Inc. (Canada)	126,809	5,110,403
Verizon Communications Inc.(1)	95,132	4,753,746
		18,539,175

Women's Clothing Stores - 2.5%
L Brands, Inc.	41,769	4,016,089

Total Common Stock (Cost $207,553,100)		170,811,859

Master Limited Partnerships - 15.7%
Crude Petroleum & Natrual Gas - 1.6%
Genesis Energy, L.P.	87,770	2,494,423

Liquefied Petroleum Gas Dealers - 4.1%
AmeriGas Partners, L.P.(1)	169,846	6,527,182

Natural Gas Transmission - 7.4%
Energy Transfer Partners L P	155,313	4,619,009
Enterprise Products Partners L.P.	216,800	5,183,688
MPLX LP	64,648	1,989,219
		11,791,916
Natural Gas Transmission & Distribution - 1.7%
Targa Resources Partners L.P.	201,383	2,767,002

Pipe Lines (No Natural Gas) - 0.9%
Plains All American Pipeline, L.P.	71,300	1,505,143

Total Master Limited Partnerships (Cost $38,342,116)		25,085,666

Short-Term Investment - 1.1%
Investment Company - 1.1%
Fidelity Institutional Money Market Portfolio - Class I, 0.34%(3) (Cost $1,767,910)	1,767,910	1,767,910

Total Investments - 123.5% (Cost $247,663,126)		197,665,435
Total Value of Options Written (Premiums received $543,839) - (0.5%)		(797,004)
Other Assets and Liabilities - (23.0%)		(36,860,259)
Total Net Assets Applicable to Common Stockholders - 100.0%		$160,008,172

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	All or a portion of this security has been pledged as collateral in connection with the Fund's committed facility agreement.
As of January 31, 2016, the total value of securities pledged as collateral for the committed facility agreement was $88,466,537.
(2)	All or a portion of the security represents collateral for outstanding put option contracts written.
(3)	Rate indicated is the current yield as of January 31, 2016.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2016
(unaudited)
Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Call Options
CME Group Inc.	February 16	$87.50	688	$(232,544)
Coach, Inc.	February 16	35.00	713	(171,833)
Digital Realty Trust, Inc.	March 16	80.00	432	(116,640)
				(521,017)
Put Options
Cracker Barrel Old Country Store, Inc.	February 16	120.00	315	(14,175)
Enterprise Products Partners L.P.	February 16	24.00	2,146	(261,812)
				(275,987)

Total Value of Options Written (Premiums received $543,839)				$(797,004)

Income Taxes
The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
Cost of investments	$248,407,061
Gross unrealized appreciation	2,427,417
Gross unrealized depreciation	(53,169,043)
Net unrealized depreciation	$(50,741,626)
*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments:
Description	Fair Value at January 31, 2016	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$170,811,859	$170,811,859	$-	$-
Master Limited Partnerships(a)	25,085,666	25,085,666	-	-
Total Equity Securities	195,897,525	195,897,525	-	-
Other Securities:
Short-Term Investment(b)	1,767,910	1,767,910	-	-
Total Assets	$197,665,435	$197,665,435	$-	$-
Liabilities
Written Options	$797,004	$797,004	$-	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2016.

The Fund did not hold any Level 3 securities during the period ended January 31, 2016.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended January 31, 2016.

Derivative Financial Instruments
The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally sells (“writes”) put options on securities already held in its portfolio or securities that are candidates for inclusion in the portfolio.  The strategy is designed to provide the Fund with the ability to acquire securities that the Adviser is interested in at attractive valuations while earning income as a means to enhance distributions.

The Fund occasionally sells (“writes”) call options on securities already held in its portfolio.  The strategy is designed to generate realized gains from premiums as a means to enhance distributions.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.  If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss.  Written covered call options limit the upside potential of a security above the strike price.  Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price.

The Fund has adopted the disclosure provision of FASB ASC 815, Derivatives and Hedging.  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

Transactions in written options contracts for the period from November 1, 2015 through January 31, 2016, are as follows:

	Contracts	Premium
Options outstanding at November 1, 2015	5,020	$272,771
Options written	7,239	688,119
Options exercised	(4,208)	(243,426)
Options expired	(3,757)	(173,625)
Options outstanding at January 31, 2016	4,294	$543,839

The average monthly fair value of written options during the period from November 1, 2015 to January 31, 2016 was $282,367.

The following tables presents the types and fair value of derivatives by location at January 31, 2016:
	Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$797,004

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains on Derivatives	Net Realized Gain on Derivatives	Net Unrealized Depreciation of Derivatives
Written equity options	Options	$173,625	$(253,165)

Item 2. Controls and Procedures.
(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard High Income Equity Fund

By (Signature and Title)   /s/ Lowell G. Miller
                                                   Lowell G. Miller, President and Chief Executive Officer

Date   March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Lowell G. Miller
                                                   Lowell G. Miller, President and Chief Executive Officer

Date  March 24, 2016

By (Signature and Title)   /s/ Paul Brook
                                                   Paul Brook, Chief Financial Officer

Date  March 24, 2016